Related Party Disclosures - Additional information (Details) $ in Millions		12 Months Ended
	Sep. 22, 2016 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Pension Schemes | United Kingdom
Disclosure Of Transactions Between Related Parties [Line Items]
Maximum charge to secure total contributions payable over the Group's Head Office		£ 150,000,000
VapeWild
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage		60.00%
British American Tobacco Myanmar Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage			44.00%
IPRESS.d.o.o
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				49.00%
British American Tobacco Vranje
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage			11.00%
British American Tobacco Chile Operaciones S A
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage				0.01%
British American Tobacco Chile Operaciones S A and IPRESS d.o.o.
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for additional interest acquired				£ 1,000,000
Associates
Disclosure Of Transactions Between Related Parties [Line Items]
Share of dividends from associates in respect of dividends		£ 239,000,000	£ 211,000,000	£ 688,000,000
R.J. Reynolds Tobacco Company | 2010 Agreement
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement termination date				Dec. 31, 2014
Agreement notice period		three years
Early termination compensation recognized | $					$ 90
Early termination compensation paid | $	$ 7